PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.          Composition:

	December 31,
	2018	2017
Cost:

Land and buildings	$7,559	$7,311
Machinery and equipment	3,392	3,129
Motor vehicles	2,440	1,958
Promotional displays	644	600
Office furniture and equipment	4,198	4,619
Leasehold improvements	739	906

	18,972	18,523
Accumulated depreciation:

Buildings	4,375	4,283
Machinery and equipment	2,689	2,446
Motor vehicles	1,244	1,165
Promotional displays	477	453
Office furniture and equipment	3,426	3,861
Leasehold improvements	414	597

	12,625	12,805

Property and equipment, net	$6,347	$5,718

b.	Depreciation expenses amounted to $ 1,070, $ 960 and $ 954 for the years ended December 31, 2018, 2017 and 2016, respectively.